UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 01/31/06

Item 1 - Report to Stockholders

                               Merrill Lynch
                               Natural Resources Trust

                               Semi-Annual Report
                               January 31, 2006

Merrill Lynch Natural Resources Trust

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to merge Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), and BlackRock to create a new independent company that will be one of the world's largest asset management firms with nearly $1 trillion in assets under management (based on combined assets under management as of December 31, 2005). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. As a result of the above transaction, the combined company is expected to become the investment adviser of the Trust, contingent upon the approval of the Trust's Board of Trustees and Trust shareholders.

Portfolio Information as of January 31, 2006

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
EnCana Corp. ........................................................    4.1%
EOG Resources, Inc. .................................................    4.1
Murphy Oil Corp. ....................................................    3.2
Devon Energy Corp. ..................................................    2.9
Apache Corp. ........................................................    2.2
Talisman Energy, Inc. ...............................................    2.2
GlobalSantaFe Corp. .................................................    2.0
Transocean, Inc. ....................................................    2.0
National Oilwell Varco, Inc. ........................................    1.9
BJ Services Co. .....................................................    1.9
--------------------------------------------------------------------------------

                                                                   Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United States ...........................................               60.1%
Canada ..................................................               23.4
France ..................................................                2.4
China ...................................................                1.1
Italy ...................................................                1.0
Australia ...............................................                1.0
Hong Kong ...............................................                0.6
Brazil ..................................................                0.5
South Africa ............................................                0.4
United Kingdom ..........................................                0.3
Norway ..................................................                0.2
Other* ..................................................                9.0
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.


2       MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

A Letter From the President

Dear Shareholder

After "muddling through" most of 2005, the financial markets saw increased volatility in January that resulted in a roller coaster of highs and lows for stocks and a similar ride for bonds. In the end, the major market indexes managed to post positive returns for the current reporting period:

Total Returns as of January 31, 2006                                 6-month   12-month
=======================================================================================
U.S. equities (Standard & Poor's 500 Index)                          + 4.68%    +10.38%
---------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                         + 8.50     +18.89
---------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)    +18.31     +22.76
---------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                  + 0.84     + 1.80
---------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)       + 1.33     + 2.83
---------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                    + 1.40     + 3.59
---------------------------------------------------------------------------------------

The Federal Reserve Board (the Fed) advanced its monetary tightening campaign with eight quarter-point interest rate hikes in 2005 and another on January 31, 2006. This brought the federal funds rate to 4.5%. Notably, Ben Bernanke replaced Alan Greenspan as Fed chairman in January, a month after the central bank removed the critical word "measured" from the description of its interest rate-hiking program. Still, most observers expect another rate increase in March.

Stocks recorded their third straight year of positive performance in 2005 despite struggling amid rising interest rates, record-high oil prices and a devastating hurricane season. U.S. equities found support in strong corporate earnings, low core inflation and healthy company balance sheets. Strength in the global economy and non-U.S. equity markets helped, as did robust dividend-distribution, share-buyback and merger-and-acquisition activity. International markets, in the meantime, continued to benefit from strong economic statistics, trade surpluses and solid finances.

In the U.S. bond market, short-term interest rates continued to move higher as longer-term rates advanced more moderately, resulting in a flattening yield curve. We saw the curve invert temporarily at the end of December and again at the end of January into early February, with the two-year Treasury note offering a slightly higher yield than the 10-year note.

Looking ahead, the largest questions center on the Fed's future moves, the consumer's ability (or inability) to continue spending, the direction of the U.S. dollar following a year of appreciation and the potential for continued strong economic and corporate earnings growth. As you consider how these factors might impact your investments in 2006, we encourage you to review your goals with your financial advisor and to make portfolio changes, as needed. For additional insight and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.mlim.ml.com/shareholdermagazine. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to continuing to serve your investment needs.

                                                    Sincerely,


                                                    /s/ Robert C. Doll, Jr.

                                                    Robert C. Doll, Jr.
                                                    President and Trustee


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006         3

A Discussion With Your Fund's Portfolio Manager

      The Trust considerably outperformed the broad-market S&P 500 Index, as energy-related stocks, where we are focusing our investments, continued to lead the market.

How did the Trust perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2006, Merrill Lynch Natural Resources Trust's Class A, Class B, Class C and Class I Shares posted total returns of +29.79%, +29.29%, +29.31% and +29.98%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Trust's benchmark, the Standard & Poor's 500 (S&P 500) Index, returned +4.68%, and its comparable Lipper category of Natural Resources Funds had an average return of +28.89%. (Funds in this Lipper category invest their equity assets primarily in natural resources stocks.)

The Trust's outperformance of the S&P 500 Index resulted primarily from both stock selection and an overweight position in oil and gas producers, including EOG Resources, Inc., an oil and gas exploration and production company, and four Canadian energy companies: Suncor Energy, Inc., Talisman Energy, Inc., EnCana Corp. and Canadian Natural Resources Ltd. The Trust's investments in several oil service and drilling contractors also enhanced relative performance, most notably National Oilwell Varco, Inc., a supplier of equipment used on both offshore and onshore drilling rigs. In addition, the share prices of two deepwater drilling rig contractors, Transocean, Inc. and GlobalSantaFe Corp., appreciated as sharply rising drilling rates led to higher profit projections. Our holdings in two shallow-water drilling companies, TODCO and Hercules Offshore, Inc., also contributed positively to the Trust's relative performance for the period.

In the metals and mining sector, the portfolio's relative results benefited from the strong performance of Aluminum Corp. of China Ltd. The portfolio's holdings in two gold mining companies, Glamis Gold Ltd. and Eldorado Gold Corp., performed well as their new mine developments progressed and as the price of gold reached a multi-year high.

The Trust's continued underweight positions in the chemical and paper and forest products sectors proved beneficial to performance, although our holdings in Praxair, Inc., an industrial gas supplier, and Sappi Ltd., a coated paper manufacturer, had a modest positive effect on relative returns.

On the negative side, new inflows into the Trust resulted in higher cash balances that detracted somewhat from relative results in an environment of generally rising equity prices. Nevertheless, this certainly was not enough to derail the Trust's positive absolute and relative performance.

The Trust's outperformance of its comparable Lipper category of Natural Resources Funds is attributed primarily to our emphasis on stocks leveraged to rising oil and gas prices, as well as oil service companies that are benefiting from rising drilling day-rates.

What changes were made to the portfolio during the period?

Late in the period, we began to shift the portfolio's holdings into oil service and offshore drilling companies and de-emphasized oil and gas production companies, especially those leveraged to North American natural gas. While we continue to be bullish on the long-term fundamentals of the natural gas sector, an unseasonably warm start to the winter heating season and then a record warm January left North American natural gas storage levels at historically high levels. Consequently, natural gas prices fell sharply from the highs seen after Hurricanes Katrina and Rita damaged production facilities in the Gulf of Mexico. While some Gulf of Mexico production remains shut down, we believe the natural gas markets will be volatile through the summer months due to the high levels of gas remaining in storage. In addition, should the industry achieve full storage well before the start of the 2006-2007 heating season, natural gas prices could temporarily drop below $6 per thousand cubic feet. Given this potential price weakness, we believe the portfolio's holdings in gas-leveraged production companies will have a tough start to the year. Therefore, we shifted assets to more oil- leveraged companies, such as Occidental Petroleum Corp., and to offshore drilling companies where rigs are in a tight supply-and-demand balance. We added to our existing positions in Transocean, Inc., GlobalSantaFe Corp. and ENSCO International, Inc., and we initiated a new holding in Diamond Offshore Drilling, Inc., a deepwater oil drilling company.

We continue to believe that earnings momentum will move significantly from the oil and gas producers into oil service stocks during 2006. Barring another year of record hurricane activity and high oil and gas prices, earnings comparisons for the oil and gas producers may be difficult in the latter half of


4       MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

2006. In addition, higher oil service and drilling costs most likely will have a negative effect on the oil producers' profit margins. However, given the strong long-term fundamentals for natural gas, potential geopolitical events that could result in rising oil prices, and the potential for increased merger-and-acquisition activity, we maintain a significant exposure to oil and natural gas producers. However, we anticipate a very challenging environment for this sector early in 2006.

How would you characterize the Trust's position at the close of the period?

The Trust remains highly focused on energy investments, still led by oil and gas producers, but with an increasing emphasis on oil service companies and those producers more weighted to oil production. In addition, the introduction of regulations for cleaner gasoline during the upcoming summer driving season should have positive implications for the refining industry. Under these circumstances, we anticipate increasing our holdings of independent refiners and major integrated companies leveraged to the refining sector.

We continue to believe that oil prices should remain high as demand continues to rise to a level that is close to the limits of available world production capacity. Given the remaining damage from last summer's hurricanes, combined with declining oil production in Iraq due to maintenance and security issues, and disruptions from rioting in Nigeria, we believe that oil prices could be subject to price spikes should additional supply disruptions occur.

As of January 31, 2006, roughly 91% of the Trust's total investments was invested in stocks and 9% in cash equivalents. Approximately 85% of the portfolio's net assets was in energy-related companies, with the remaining equity holdings in metals and mining, utilities, paper and forest products, and chemicals.

Robert M. Shearer
Vice President and Portfolio Manager

February 28, 2006


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006         5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Trust through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                   6-Month       12-Month       10-Year
As of January 31, 2006                          Total Return   Total Return   Total Return
==========================================================================================
ML Natural Resources Trust Class A Shares*         +29.79%        +67.26%       +297.29%
------------------------------------------------------------------------------------------
ML Natural Resources Trust Class B Shares*         +29.29         +66.00        +273.07
------------------------------------------------------------------------------------------
ML Natural Resources Trust Class C Shares*         +29.31         +66.02        +267.39
------------------------------------------------------------------------------------------
ML Natural Resources Trust Class I Shares*         +29.98         +67.68        +307.43
------------------------------------------------------------------------------------------
S&P 500(R) Index**                                 + 4.68         +10.38        +136.62
------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.
** This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.


6       MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Performance Data (concluded)

Average Annual Total Return

--------------------------------------------------------------------------------
                                               Return Without      Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/06                             +67.26%           +58.48%
--------------------------------------------------------------------------------
Five Years Ended 1/31/06                           +23.34            +22.02
--------------------------------------------------------------------------------
Ten Years Ended 1/31/06                            +14.79            +14.17
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
                                                   Return             Return
                                                 Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/06                             +66.00%           +62.00%
--------------------------------------------------------------------------------
Five Years Ended 1/31/06                           +22.40            +22.22
--------------------------------------------------------------------------------
Ten Years Ended 1/31/06                            +14.07            +14.07
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                   Return             Return
                                                Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/06                             +66.02%           +65.02%
--------------------------------------------------------------------------------
Five Years Ended 1/31/06                           +22.40            +22.40
--------------------------------------------------------------------------------
Ten Years Ended 1/31/06                            +13.90            +13.90
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
Class I Shares                                                           Return
================================================================================
One Year Ended 1/31/06                                                   +67.68%
--------------------------------------------------------------------------------
Five Years Ended 1/31/06                                                 +23.66
--------------------------------------------------------------------------------
Ten Years Ended 1/31/06                                                  +15.08
--------------------------------------------------------------------------------


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006         7

Disclosure of Expenses

Shareholders of this Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Trust expenses. The following example (which is based on a hypothetical investment of $1,000 invested on August 1, 2005 and held through January 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Trust and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                        Beginning           Ending       During the Period*
                                                      Account Value      Account Value    August 1, 2005 to
                                                     August 1, 2005    January 31, 2006   January 31, 2006
===========================================================================================================
Actual
===========================================================================================================
Class A                                                  $1,000           $1,297.90             $ 6.21
-----------------------------------------------------------------------------------------------------------
Class B                                                  $1,000           $1,292.90             $10.69
-----------------------------------------------------------------------------------------------------------
Class C                                                  $1,000           $1,293.10             $10.69
-----------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $1,299.80             $ 4.75
===========================================================================================================
Hypothetical (5% annual return before expenses)**
===========================================================================================================
Class A                                                  $1,000           $1,020.10             $ 5.46
-----------------------------------------------------------------------------------------------------------
Class B                                                  $1,000           $1,016.17             $ 9.40
-----------------------------------------------------------------------------------------------------------
Class C                                                  $1,000           $1,016.17             $ 9.40
-----------------------------------------------------------------------------------------------------------
Class I                                                  $1,000           $1,021.37             $ 4.17
-----------------------------------------------------------------------------------------------------------

* For each class of the Trust, expenses are equal to the annualized expense ratio for the class (1.06% for Class A, 1.83% for Class B,1.83% for Class C and .81% for Class I), multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Schedule of Investments                                        (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held         Value
===============================================================================
Australia--1.0%
            Metals & Mining--1.0%
            Alumina Ltd.                               153,800     $    873,731
            BHP Billiton Ltd.                           60,500        1,180,747
            Newcrest Mining Ltd.                       120,000        2,378,287
            -------------------------------------------------------------------
            Total Common Stocks in Australia                          4,432,765
===============================================================================
Brazil--0.5%
            Metals & Mining--0.5%
            Companhia Vale do Rio Doce (a)              43,500        2,230,245
            -------------------------------------------------------------------
            Total Common Stocks in Brazil                             2,230,245
===============================================================================
Canada--24.0%
            Canadian Independents--19.8%
            Alberta Clipper Energy, Inc. (d)            74,288          231,967
            Atlas Energy Ltd. (d)                      254,000        1,188,577
            Bear Ridge Resources Ltd. (d)               47,200          251,420
            Canadian Natural Resources Ltd.            119,700        7,391,603
            Chamaelo Exploration Ltd. (d)              165,100        1,111,930
            Clear Energy, Inc. (d)                     120,000          513,251
            Compton Petroleum Corp. (d)                262,100        4,316,752
            Crew Energy, Inc. (d)                      249,700        3,712,849
            Cyries Energy, Inc. (d)                     88,928        1,190,062
            Dual Exploration, Inc. (d)                  54,750          107,747
            Ember Resources, Inc. (d)                   74,288          513,317
            EnCana Corp.                               359,822       17,860,490
            Grand Petroleum, Inc. (d)                  140,000          635,529
            Husky Energy, Inc.                          53,200        3,327,036
            Kereco Energy Ltd. (d)                      74,900          961,718
            Mission Oil & Gas, Inc. (d)                236,661        1,809,164
            Nexen, Inc.                                 59,300        3,381,755
            Niko Resources Ltd.                         21,800        1,014,588
            Oilexco, Inc. (d)                           82,000          272,544
            Paramount Resources Ltd. (d)                75,000        2,358,305
            Petro-Canada                               126,000        6,007,400
            ProEx Energy Ltd. (d)                       92,653        1,197,771
            Real Resources, Inc. (d)                    90,100        2,179,801
            Rider Resources Ltd. (d)                   287,918        5,290,962
            Suncor Energy, Inc.                        101,300        8,067,318
            TUSK Energy Corp. (d)                      353,500        1,174,932
            Talisman Energy, Inc.                      157,600        9,552,768
            Zenas Energy Corp. (d)                     212,581          938,978
                                                                   ------------
                                                                     86,560,534
            -------------------------------------------------------------------
            Gold--1.3%
            Barrick Gold Corp.                          51,800        1,617,476
            Eldorado Gold Corp. (d)                    404,500        2,034,352
            Glamis Gold Ltd. (d)                        67,800        2,159,780
                                                                   ------------
                                                                      5,811,608
            -------------------------------------------------------------------
            Metals & Mining--1.1%
            Alcan, Inc.                                 30,200        1,473,458
            Northern Orion Resources, Inc. (d)         211,000          847,100
            Teck Cominco Ltd. Class B                   38,300        2,461,210
                                                                   ------------
                                                                      4,781,768
            -------------------------------------------------------------------
            Oil & Gas Drilling--1.1%
            Ensign Resource Service Group, Inc.         52,300        2,196,207
            Western Lakota Energy Services,
            Inc. (d)                                   138,800        2,330,937
                                                                   ------------
                                                                      4,527,144
            -------------------------------------------------------------------
            Oil & Gas Equipment & Services--0.7%
            Calfrac Well Services Ltd.                  26,200        1,004,184
            Tesco Corp. (d)                            106,300        2,192,385
                                                                   ------------
                                                                      3,196,569
            -------------------------------------------------------------------
            Total Common Stocks in Canada                           104,877,623
===============================================================================
China--1.2%
            Metals & Mining--1.2%
            Aluminum Corp. of China Ltd. (a)            54,200        5,018,920
            -------------------------------------------------------------------
            Total Common Stocks in China                              5,018,920
===============================================================================
France--2.4%
            Integrated Oil & Gas--1.4%
            Total SA (a)                                45,400        6,280,182
            -------------------------------------------------------------------
            Oil & Gas Equipment & Services--1.0%
            Technip SA (a)                              64,975        4,429,346
            -------------------------------------------------------------------
            Total Common Stocks in France                            10,709,528
===============================================================================
Hong Kong--0.6%
            Oil & Gas Exploration &
            Production--0.6%
            CNOOC Ltd. (a)                              31,400        2,703,226
            -------------------------------------------------------------------
            Total Common Stocks in Hong Kong                          2,703,226
===============================================================================
Italy--1.0%
            Integrated Oil & Gas--0.3%
            ENI SpA (a)                                 19,250        1,167,512
            -------------------------------------------------------------------
            Oil & Gas Drilling--0.7%
            Saipem SpA                                 164,500        3,279,533
            -------------------------------------------------------------------
            Total Common Stocks in Italy                              4,447,045
===============================================================================
Norway--0.3%
            Oil & Gas Equipment &
            Services--0.3%
            Stolt Offshore, SA (a)(d)                   85,000        1,080,350
            -------------------------------------------------------------------
            Total Common Stocks in Norway                             1,080,350
===============================================================================
South Africa--0.4%
            Paper--0.4%
            Sappi Ltd. (a)                             128,500        1,680,780
            -------------------------------------------------------------------
            Total Common Stocks in South Africa                       1,680,780
===============================================================================
United Kingdom--0.3%
            Integrated Oil & Gas--0.3%
            BP Plc (a)                                  18,600        1,344,966
            -------------------------------------------------------------------
            Total Common Stocks in the
            United Kingdom                                            1,344,966
===============================================================================
United States--61.4%
            Chemicals--0.2%
            Praxair, Inc.                               18,000          948,240
            -------------------------------------------------------------------
            Energy Equipment & Services--3.2%
            Dresser-Rand Group, Inc. (d)               138,800        3,737,884
            Dril-Quip, Inc. (d)                         28,000        1,763,160
            Hanover Compressor Co. (d)                   1,605           26,579
            National Oilwell Varco, Inc. (d)           109,433        8,324,568
                                                                   ------------
                                                                     13,852,191
            -------------------------------------------------------------------
            Integrated Oil & Gas--8.4%
            Alon USA Energy, Inc. (d)                   30,200          651,716
            Chevron Corp.                               80,591        4,785,494
            ConocoPhillips                              93,958        6,079,083


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006         9

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held         Value
===============================================================================
United States (continued)
            Integrated Oil & Gas (concluded)
            Exxon Mobil Corp.                           93,028     $  5,837,507
            Marathon Oil Corp.                          39,500        3,036,365
            Murphy Oil Corp.                           247,400       14,101,800
            Williams Cos., Inc.                        100,500        2,395,920
                                                                   ------------
                                                                     36,887,885
            -------------------------------------------------------------------
            Metals & Mining--3.4%
            Alcoa, Inc.                                 22,900          721,350
            Arch Coal, Inc.                             18,000        1,560,960
            Consol Energy, Inc.                         34,100        2,485,890
            James River Coal Co. (d)                    21,800          927,590
            Newmont Mining Corp.                         9,100          562,380
            Peabody Energy Corp.                        69,600        6,925,896
            Southern Copper Corp.                       22,900        1,994,590
                                                                   ------------
                                                                     15,178,656
            -------------------------------------------------------------------
            Oil & Gas Drilling--12.5%
            Diamond Offshore Drilling, Inc.             21,800        1,850,166
            ENSCO International, Inc.                  107,300        5,485,176
            GlobalSantaFe Corp.                        145,022        8,853,593
            Helmerich & Payne, Inc.                     47,600        3,729,936
            Hercules Offshore, Inc. (d)                115,000        4,118,150
            Nabors Industries Ltd. (d)(e)               48,500        3,940,625
            Noble Corp. (e)                             70,900        5,703,196
            Patterson-UTI Energy, Inc.                  49,500        1,862,190
            Pride International, Inc. (d)               70,700        2,496,417
            Rowan Cos., Inc.                            50,000        2,241,500
            TODCO Class A                              113,000        5,039,800
            Transocean, Inc. (d)(e)                    107,100        8,691,165
            Union Drilling, Inc. (d)                    50,000          873,000
                                                                   ------------
                                                                     54,884,914
            -------------------------------------------------------------------
            Oil & Gas Equipment & Services--11.8%
            BJ Services Co.                            201,600        8,162,784
            Baker Hughes, Inc.                          94,400        7,310,336
            Cooper Cameron Corp. (d)                    65,400        3,164,706
            FMC Technologies, Inc. (d)                  94,300        4,886,626
            Grant Prideco, Inc. (d)                     34,000        1,703,060
            Halliburton Co.                             64,700        5,146,885
            Lone Star Technologies Inc. (d)             24,600        1,399,740
            Oil States International, Inc. (d)          95,800        3,918,220
            Schlumberger Ltd.                           37,900        4,830,355
            Smith International, Inc.                   97,400        4,383,000
            Superior Well Services, Inc. (d)            10,300          288,503
            Weatherford International Ltd. (d)(e)      142,226        6,368,880
                                                                   ------------
                                                                     51,563,095
            -------------------------------------------------------------------
            Oil & Gas Exploration &
            Production--17.9%
            Apache Corp.                               126,760        9,574,183
            Bill Barrett Corp. (d)                      10,600          407,040
            Burlington Resources, Inc.                  81,394        7,428,016
            Cabot Oil & Gas Corp. Class A               44,100        2,274,237
            CanArgo Energy Corp. (d)                   235,500          320,280
            Carrizo Oil & Gas, Inc. (d)                 59,100        1,705,626
            Chesapeake Energy Corp.                     69,400        2,431,776
            Cimarex Energy Co.                          21,094          961,043
            Devon Energy Corp.                         186,898       12,748,313
            EOG Resources, Inc.                        210,900       17,829,486
            Energy Partners Ltd. (d)                    87,000        2,442,090
            Forest Oil Corp. (d)                        45,800        2,358,700
            Kerr-McGee Corp.                            12,293        1,357,024
            Newfield Exploration Co. (d)                69,000        3,615,600
            Noble Energy, Inc.                          63,800        2,952,664
            Pioneer Natural Resources Co.               78,400        4,163,040
            Range Resources Corp.                      156,900        4,686,603
            Southwestern Energy Co. (d)                 31,000        1,337,340
                                                                   ------------
                                                                     78,593,061
            -------------------------------------------------------------------
            Refining, Marketing &
            Transportation--2.8%
            Sunoco, Inc.                                25,400        2,418,080
            Valero Energy Corp.                        121,000        7,554,030
            Western Refining, Inc. (d)                 114,100        2,139,375
                                                                   ------------
                                                                     12,111,485
            -------------------------------------------------------------------
            Transportation--0.3%
            PHI, Inc. (d)                               34,200        1,214,442
            -------------------------------------------------------------------
            Utilities--0.9%
            Equitable Resources, Inc.                  102,000        3,763,800
            -------------------------------------------------------------------
            Total Common Stocks in the
            United States                                           268,997,769
            -------------------------------------------------------------------
            Total Common Stocks
            (Cost--$163,956,185)--93.1%                             407,523,217
===============================================================================

===============================================================================
                               Short-Term           Beneficial
                               Securities             Interest
===============================================================================
            Merrill Lynch Liquidity Series, LLC
              Cash Sweep Series I (b)              $27,355,026       27,355,026
            Merrill Lynch Liquidity Series, LLC
              Money Market Series (b)(c)            13,001,800       13,001,800
            -------------------------------------------------------------------
            Total Short-Term Securities
            (Cost--$40,356,826)--9.2%                                40,356,826
===============================================================================
            Total Investments
            (Cost--$204,313,011*)--102.3%                           447,880,043

            Liabilities in Excess of
            Other Assets--(2.3%)                                     (9,998,565)
                                                                   ------------
            Net Assets--100.0%                                     $437,881,478
                                                                   ============


10      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Schedule of Investments (concluded)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .................................            $ 204,428,785
                                                                  =============
      Gross unrealized appreciation ..................            $ 243,487,479
      Gross unrealized depreciation ..................                  (36,221)
                                                                  -------------
      Net unrealized appreciation ....................            $ 243,451,258
                                                                  =============

(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $9,103,180          $ 449,858
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $  555,500          $   8,684
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Non-income producing security.
(e)   Security, or a portion of security, is on loan.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        11

Statement of Assets and Liabilities

As of January 31, 2006
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
        Investments in unaffiliated securities, at value (including securities
         loaned of $12,617,834) (identified cost--$163,956,185) ..............................                          $407,523,217
        Investments in affiliated securities, at value (identified cost--$40,356,826) ........                            40,356,826
        Cash .................................................................................                                 6,498
        Receivables:
          Beneficial interest sold ...........................................................       $  3,569,408
          Securities sold ....................................................................            500,208
          Dividends ..........................................................................             58,824
          Securities lending .................................................................                775          4,129,215
                                                                                                     ------------
        Prepaid expenses and other assets ....................................................                                32,401
                                                                                                                        ------------
        Total assets .........................................................................                           452,048,157
                                                                                                                        ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
        Collateral on securities loaned, at value ............................................                            13,001,800
        Payables:
          Beneficial interest redeemed .......................................................            722,823
          Investment adviser .................................................................            212,567
          Distributor ........................................................................            168,831
          Other affiliates ...................................................................             60,658          1,164,879
                                                                                                     -------------------------------
        Total liabilities ....................................................................                            14,166,679
                                                                                                                        ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
        Net assets ...........................................................................                          $437,881,478
                                                                                                                        ============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
        Class A Shares of beneficial interest, $.10 par value, unlimited number
         of shares authorized ................................................................                          $    354,484
        Class B Shares of beneficial interest, $.10 par value, unlimited number
         of shares authorized ................................................................                               118,846
        Class C Shares of beneficial interest, $.10 par value, unlimited number
         of shares authorized ................................................................                               173,508
        Class I Shares of beneficial interest, $.10 par value, unlimited number
         of shares authorized ................................................................                               132,751
        Paid-in capital in excess of par .....................................................                           190,229,361
        Accumulated investment loss--net .....................................................       $   (759,877)
        Accumulated realized capital gains--net ..............................................          4,062,364
        Unrealized appreciation--net .........................................................        243,570,041
                                                                                                     ------------
        Total accumulated earnings--net ......................................................                           246,872,528
                                                                                                                        ------------
        Net Assets ...........................................................................                          $437,881,478
                                                                                                                        ============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
        Class A--Based on net assets of $202,603,521 and 3,544,843 shares of
         beneficial interest outstanding .....................................................                          $      57.15
                                                                                                                        ============
        Class B--Based on net assets of $64,819,260 and 1,188,463 shares of
         beneficial interest outstanding .....................................................                          $      54.54
                                                                                                                        ============
        Class C--Based on net assets of $93,427,253 and 1,735,076 shares of
         beneficial interest outstanding .....................................................                          $      53.85
                                                                                                                        ============
        Class I--Based on net assets of $77,031,444 and 1,327,507 shares of
         beneficial interest outstanding .....................................................                          $      58.03
                                                                                                                        ============

      See Notes to Financial Statements


12      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Statement of Operations

For the Six Months Ended January 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
        Dividends (net of $51,418 foreign withholding tax) ........................                                    $  1,218,206
        Interest from affiliates ..................................................                                         449,858
        Securities lending--net ...................................................                                           8,684
                                                                                                                       ------------
        Total income ..............................................................                                       1,676,748
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
        Investment advisory fees ..................................................           $  1,090,478
        Account maintenance and distribution fees--Class C ........................                366,895
        Account maintenance and distribution fees--Class B ........................                290,578
        Account maintenance fees--Class A .........................................                210,422
        Transfer agent fees--Class A ..............................................                 78,602
        Accounting services .......................................................                 77,946
        Transfer agent fees--Class C ..............................................                 40,335
        Transfer agent fees--Class B ..............................................                 31,645
        Transfer agent fees--Class I ..............................................                 29,739
        Registration fees .........................................................                 28,413
        Professional fees .........................................................                 27,183
        Trustees' fees and expenses ...............................................                 25,410
        Printing and shareholder reports ..........................................                 24,114
        Custodian fees ............................................................                 21,071
        Pricing fees ..............................................................                  2,309
        Other .....................................................................                 12,196
                                                                                              ------------
        Total expenses ............................................................                                       2,357,336
                                                                                                                       ------------
        Investment loss--net ......................................................                                        (680,588)
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
        Realized gain on:
          Investments--net ........................................................              6,587,218
          Foreign currency transactions--net ......................................                 80,926                6,668,144
                                                                                              ------------
        Change in unrealized appreciation/depreciation on:
          Investments--net ........................................................             88,381,582
          Foreign currency transactions--net ......................................                (79,666)              88,301,916
                                                                                              -------------------------------------
        Total realized and unrealized gain ........................................                                      94,970,060
                                                                                                                       ------------
        Net Increase in Net Assets Resulting from Operations ......................                                    $ 94,289,472
                                                                                                                       ============

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        13

Statements of Changes in Net Assets

                                                                                                  For the Six            For the
                                                                                                  Months Ended          Year Ended
                                                                                                   January 31,           July 31,
Increase (Decrease) in Net Assets:                                                                    2006                 2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
        Investment loss--net .............................................................       $    (680,588)       $    (966,508)
        Realized gain--net ...............................................................           6,668,144            7,834,309
        Change in unrealized appreciation/depreciation--net ..............................          88,301,916           90,243,170
                                                                                                 ----------------------------------
        Net increase in net assets resulting from operations .............................          94,289,472           97,110,971
                                                                                                 ----------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
        Realized gain--net:
          Class A ........................................................................          (1,128,384)                  --
          Class B ........................................................................            (386,717)                  --
          Class C ........................................................................            (529,184)                  --
          Class I ........................................................................            (415,609)                  --
                                                                                                 ----------------------------------
        Net decrease in net assets derived from distributions to shareholders ............          (2,459,894)                  --
                                                                                                 ----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets derived from beneficial interest transactions .........          48,436,953           23,287,190
                                                                                                 ----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
        Total increase in net assets .....................................................         140,266,531          120,398,161
        Beginning of period ..............................................................         297,614,947          177,216,786
                                                                                                 ----------------------------------
        End of period* ...................................................................       $ 437,881,478        $ 297,614,947
                                                                                                 ==================================
          * Accumulated investment loss--net .............................................       $    (759,877)       $     (79,289)
                                                                                                 ==================================

      See Notes to Financial Statements.


14      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Financial Highlights

                                                                                             Class A
                                                            ----------------------------------------------------------------------
                                                            For the Six
                                                            Months Ended                  For the Year Ended July 31,
The following per share data and ratios have been derived    January 31,     -----------------------------------------------------
from information provided in the financial statements.          2006            2005           2004          2003          2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
        Net asset value, beginning of period ..............  $    44.32      $    28.89     $    21.06    $    18.22    $    19.35
                                                             ---------------------------------------------------------------------
        Investment loss--net*** ...........................        (.04)           (.07)          (.06)         (.03)         (.03)
        Realized and unrealized gain (loss)--net ..........       13.20           15.50           7.89          2.87         (1.10)
                                                             ---------------------------------------------------------------------
        Total from investment operations ..................       13.16           15.43           7.83          2.84         (1.13)
                                                             ---------------------------------------------------------------------
        Less distributions from realized gain--net ........        (.33)             --             --            --            --
                                                             ---------------------------------------------------------------------
        Net asset value, end of period ....................  $    57.15      $    44.32     $    28.89    $    21.06    $    18.22
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
        Based on net asset value per share ................       29.79%+         53.41%         37.18%        15.59%        (5.84%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
        Expenses ..........................................        1.06%*          1.16%          1.25%         1.38%         1.45%
                                                             =====================================================================
        Investment loss--net ..............................        (.14%)*         (.20%)         (.23%)        (.17%)        (.14%)
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period (in thousands) ..........  $  202,604      $  136,740     $   77,035    $   56,094    $   52,946
                                                             =====================================================================
        Portfolio turnover ................................        5.20%          11.14%         10.96%        18.26%        49.77%
                                                             =====================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        15

                                                                                              Class B
                                                              --------------------------------------------------------------------
                                                              For the Six
                                                              Months Ended                 For the Year Ended July 31,
The following per share data and ratios have been derived      January 31,    ----------------------------------------------------
from information provided in the financial statements.            2006           2005          2004          2003          2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
        Net asset value, beginning of period ................  $    42.47     $    27.90    $    20.49    $    17.87    $    19.12
                                                               -------------------------------------------------------------------
        Investment loss--net*** .............................        (.21)          (.32)         (.25)         (.18)         (.17)
        Realized and unrealized gain (loss)--net ............       12.61          14.89          7.66          2.80         (1.08)
                                                               -------------------------------------------------------------------
        Total from investment operations ....................       12.40          14.57          7.41          2.62         (1.25)
                                                               -------------------------------------------------------------------
        Less distributions from realized gain--net ..........        (.33)            --            --            --            --
                                                               -------------------------------------------------------------------
        Net asset value, end of period ......................  $    54.54     $    42.47    $    27.90    $    20.49    $    17.87
                                                               ===================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
        Based on net asset value per share ..................       29.29%+        52.22%        36.16%        14.66%        (6.54%)
                                                               ===================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
        Expenses ............................................        1.83%*         1.93%         2.02%         2.16%         2.23%
                                                               ===================================================================
        Investment loss--net ................................        (.89%)*        (.97%)       (1.00%)        (.96%)        (.91%)
                                                               ===================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period (in thousands) ............  $   64,819     $   52,595    $   35,399    $   23,829    $   24,468
                                                               ===================================================================
        Portfolio turnover ..................................        5.20%         11.14%        10.96%        18.26%        49.77%
                                                               ===================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

                                                                                           Class C
                                                           -----------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended                  For the Year Ended July 31,
The following per share data and ratios have been derived   January 31,    -------------------------------------------------------
from information provided in the financial statements.         2006           2005           2004           2003           2002
                                                            ----------------------------------------------------------------------
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
        Net asset value, beginning of period ............   $    41.93     $    27.55     $    20.23     $    17.65     $    18.88
                                                            ----------------------------------------------------------------------
        Investment loss--net*** .........................         (.22)          (.32)          (.25)          (.18)          (.17)
        Realized and unrealized gain (loss)--net ........        12.47          14.70           7.57           2.76          (1.06)
                                                            ----------------------------------------------------------------------
        Total from investment operations ................        12.25          14.38           7.32           2.58          (1.23)
                                                            ----------------------------------------------------------------------
        Less distributions from realized gain--net ......         (.33)            --             --             --             --
                                                            ----------------------------------------------------------------------
        Net asset value, end of period ..................   $    53.85     $    41.93     $    27.55     $    20.23     $    17.65
                                                            ======================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
        Based on net asset value per share ..............        29.31%+        52.20%         36.18%         14.62%         (6.51%)
                                                            ======================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
        Expenses ........................................         1.83%*         1.93%          2.02%          2.16%          2.24%
                                                            ======================================================================
        Investment loss--net ............................         (.92%)*        (.97%)        (1.01%)         (.96%)         (.93%)
                                                            ======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period (in thousands) ........   $   93,427     $   56,131     $   29,695     $   11,789     $    8,129
                                                            ======================================================================
        Portfolio turnover ..............................         5.20%         11.14%         10.96%         18.26%         49.77%
                                                            ======================================================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        17

Financial Highlights (concluded)

                                                                                             Class I
                                                            ----------------------------------------------------------------------
                                                             For the Six
                                                            Months Ended                   For the Year Ended July 31,
The following per share data and ratios have been derived    January 31,      ----------------------------------------------------
from information provided in the financial statements.          2006             2005          2004          2003          2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
        Net asset value, beginning of period .............   $    44.93       $    29.22    $    21.25    $    18.34    $    19.42
                                                             ---------------------------------------------------------------------
        Investment income--net*** ........................          .03              .02            --+          .01           .02
        Realized and unrealized gain (loss)--net .........        13.40            15.69          7.97          2.90         (1.10)
                                                             ---------------------------------------------------------------------
        Total from investment operations .................        13.43            15.71          7.97          2.91         (1.08)
                                                             ---------------------------------------------------------------------
        Less distributions from realized gain--net .......         (.33)              --            --            --            --
                                                             ---------------------------------------------------------------------
        Net asset value, end of period ...................   $    58.03       $    44.93    $    29.22    $    21.25    $    18.34
                                                             =====================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
        Based on net asset value per share ...............        29.98%++         53.76%        37.51%        15.87%        (5.56%)
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
        Expenses .........................................          .81%*            .91%         1.00%         1.12%         1.20%
                                                             =====================================================================
        Investment income--net ...........................          .11%*            .05%          .02%          .07%          .12%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period (in thousands) .........   $   77,031       $   52,148    $   35,088    $   23,981    $   18,405
                                                             =====================================================================
        Portfolio turnover ...............................         5.20%           11.14%        10.96%        18.26%        49.77%
                                                             =====================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.
***   Based on average shares outstanding.
+     Amount is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.


18      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Trust offers multiple classes of shares. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class A Shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class I Shares are sold only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Trust from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        19

(b) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Trust may purchase and write covered call options and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or greater than the premiums paid or received).

      Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Trust invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.

(h) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


20      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner of MLIM. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee of .60%, on an annual basis, of the average daily value of the Trust's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Trust. There was no increase in the aggregate fees paid by the Trust for these services.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account           Distribution
                                              Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................           .25%                 --
Class B ................................           .25%                .75%
Class C ................................           .25%                .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2006, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Trust's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 17,857              $238,139
Class I ............................              $    174              $  2,666
--------------------------------------------------------------------------------

For the six months ended January 31, 2006, MLPF&S received contingent deferred sales charges of $60,945 and $17,007 relating to transactions in Class B and Class C Shares, respectively.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended January 31, 2006, MLIM, LLC received $3,697 in securities lending agent fees.

In addition, MLPF&S received $2,148 in commissions on the execution of portfolio security transactions for the Trust for the six months ended January 31, 2006.

For the six months ended January 31, 2006, the Trust reimbursed MLIM $3,840 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, ML & Co., and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to merge ML & Co.'s investment management business, including MLIM, with the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2006 were $50,692,926 and $17,476,683, respectively.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        21

Notes to Financial Statements (concluded)

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $48,436,953 and $23,287,190 for the six months ended January 31, 2006 and the year ended July 31, 2005, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           899,269       $ 44,377,098
Automatic conversion of shares ...........            56,715          2,693,166
Shares issued to shareholders in
  reinvestment of distributions ..........            17,894            907,755
                                               --------------------------------
Total issued .............................           973,878         47,978,019
Shares redeemed ..........................          (514,468)       (25,087,342)
                                               --------------------------------
Net increase .............................           459,410       $ 22,890,677
                                               ================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2005                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           925,625       $ 33,818,955
Automatic conversion of shares ...........            82,089          2,927,622
                                               --------------------------------
Total issued .............................         1,007,714         36,746,577
Shares redeemed ..........................          (588,367)       (20,666,239)
                                               --------------------------------
Net increase .............................           419,347       $ 16,080,338
                                               ================================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           250,597       $ 11,755,442
Shares issued to shareholders in
  reinvestment of distributions ..........             6,962            337,481
                                               --------------------------------
Total issued .............................           257,559         12,092,923
                                               --------------------------------
Shares redeemed ..........................          (248,277)       (11,376,770)
Automatic conversion of shares ...........           (59,302)        (2,693,166)
                                               --------------------------------
Total redeemed ...........................          (307,579)       (14,069,936)
                                               --------------------------------
Net decrease .............................           (50,020)      $ (1,977,013)
                                               ================================

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2005                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           448,297       $ 15,295,260
                                               --------------------------------
Shares redeemed ..........................          (393,176)       (13,224,923)
Automatic conversion of shares ...........           (85,373)        (2,927,622)
                                               --------------------------------
Total redeemed ...........................          (478,549)       (16,152,545)
                                               --------------------------------
Net decrease .............................           (30,252)      $   (857,285)
                                               ================================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           603,521       $ 28,379,949
Shares issued to shareholders in
  reinvestment of distributions ..........            10,006            478,792
                                               --------------------------------
Total issued .............................           613,527         28,858,741
Shares redeemed ..........................          (217,078)        (9,982,926)
                                               --------------------------------
Net increase .............................           396,449       $ 18,875,815
                                               ================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2005                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           675,082       $ 23,177,778
Shares redeemed ..........................          (414,335)       (14,289,502)
                                               --------------------------------
Net increase .............................           260,747       $  8,888,276
                                               ================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended January 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           376,223       $ 19,087,719
Shares issued to shareholders in
  reinvestment of distributions ..........             7,457            383,897
                                               --------------------------------
Total issued .............................           383,680         19,471,616
Shares redeemed ..........................          (216,749)       (10,824,142)
                                               --------------------------------
Net increase .............................           166,931       $  8,647,474
                                               ================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended July 31, 2005                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..............................           367,722       $ 13,764,449
Shares redeemed ..........................          (407,861)       (14,588,588)
                                               --------------------------------
Net decrease .............................           (40,139)      $   (824,139)
                                               ================================

5. Short-Term Borrowings:

The Trust, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .07% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Trust's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the six months ended January 31, 2006. On November 23, 2005 the credit agreement was renewed for one year under substantially the same terms.

6. Capital Loss Carryforward:

On July 31, 2005, the Trust had a net capital loss carryforward of $36,268, all of which expires in 2011. This amount will be available to offset like amounts of any future taxable gains.


22      MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Donald W. Burton, Trustee
Laurie Simon Hodrick, Trustee
John Francis O'Brien, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Donald C. Burke, Vice President and Treasurer
Robert M. Shearer, Vice President and Portfolio Manager
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Trust offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH NATURAL RESOURCES TRUST         JANUARY 31, 2006        23

[LOGO] Merrill Lynch   Investment Managers
www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Trust voted proxies relating to securities held in the Trust's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Natural Resources Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #10303 -- 1/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Natural Resources Trust

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Natural Resources Trust

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Natural Resources Trust

Date: March 20, 2006